Note 18 - Other Receivables and Restricted Cash	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
18	OTHER RECEIVABLES AND RESTRICTED CASH

	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
CURRENT ASSETS
Trade receivables	89,345	42,413
Sales and doubtful debts allowance	(4,552)	(943)
NET TRADE RECEIVABLES	84,793	41,470
Other receivables and deposits	2,369	1,753
Prepayments	5,246	1,680
Restricted cash amounts	35,000	—
OTHER RECEIVABLES	42,615	3,433
NON CURRENT ASSETS
Other receivables	2,200	1,804
Restricted cash amounts	727	2,882
OTHER RECEIVABLES AND RESTRICTED CASH	2,927	4,686

The average credit period taken on sales is
79
days (
2017:
67
days).

Refer to the financial instruments note
28
for information on credit risk.

Movement in the allowance for doubtful debts is as follows:

	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
Balance at beginning of the Period	943	1,421
Receivables written off during the year as uncollectible	(1,068)	(973)
Allowance related to beginning balances of acquired subsidiaries	3,991	—
Provision for receivables impairment	686	495
Balance at end of the Period	4,552	943

Aging of Past Due but
Not
Impaired Receivables

As of
March 31, 2018,
trade receivables of
$32.6
m (
2017:
$5.9
million) were past due but
not
impaired. These relate to a number of independent customers for whom there is no
recent history of default. The aging analysis of these trade receivables is as follows:

	AS of MARCH 31, 2018 $000’ s	AS of MARCH 31, 2017 $000’ s
1 – 90 days	26,578	5,399
in excess of 90 days	6,071	547
Total past due but not impaired	32,649	5,946

Aging of Past Due and Impaired Receivables

As of
March 31, 2017,
trade receivables of
$4.6
million (
2017:
$0.9
million) were impaired. The aging of these receivables is as follows:

	AS OF MARCH 31, 2018 $000’ s	AS OF MARCH 31, 2017 $000’ s
1 – 90 days	162	5
in excess of 90 days	4,390	938
Total past due and impaired	4,552	943

The Directors have considered the credit quality of assets neither past due nor impaired and do not
consider further credit provision is required in excess of the allowance for sales and doubtful debts.
No
interest has been charged for overdue debts in the period.

The Directors consider that the carrying amount of trade and other receivables approximates their fair value.

(ii)	Cash and Cash Equivalents

Cash and cash equivalents comprise cash held by the Group and short-term bank deposits with an original maturity of one
month or less. The carrying amount of these assets approximates their fair value.

(iii)	Restricted Cash

Restricted cash of
$0.7
million within non-current assets represents deposits with financial institutions as a condition of certain property leases and restricted cash of
$35.0
million within current assets represents cash collateral against the term loan which was utilized to fund a portion of the cash consideration related to the YuMe transaction The non-current asset classification is due to the cash not
being immediately accessible by the Group due to the long-term nature of the leases. The current asset classification is due to the short-term nature of the term loan.